NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.5%
	AEROSPACE & DEFENSE - 1.1%
20,300	Ducommun, Inc.(a)	$1,321,124

	APPAREL & TEXTILE PRODUCTS - 8.8%
149,000	Lakeland Industries, Inc.	3,590,900
47,000	Movado Group, Inc.	1,121,420
102,500	Rocky Brands, Inc.	3,304,600
175,000	Superior Group of Companies, Inc.	2,534,000
		10,550,920
	ASSET MANAGEMENT - 1.0%
92,000	Westwood Holdings Group, Inc.	1,227,280

	AUTOMOTIVE - 2.5%
49,500	Miller Industries, Inc.	3,005,145

	BANKING - 2.5%
50,500	Bar Harbor Bankshares	1,619,030
50,000	First Busey Corporation	1,352,500
		2,971,530
	BEVERAGES - 0.0%(b)
278,942	Truett-Hurst, Inc.(a),(c),(d)	–

	COMMERCIAL SUPPORT SERVICES - 9.0%
755,000	ARC Document Solutions, Inc.	2,521,700
112,000	Barrett Business Services, Inc.	4,089,120
107,000	Hackett Group, Inc. (The)	2,835,500
150,000	Quest Resource Holding Corporation(a)	1,326,000
		10,772,320
	CONSTRUCTION MATERIALS - 5.5%
19,000	Apogee Enterprises, Inc.	1,268,820
65,000	United States Lime & Minerals, Inc.	5,312,450
		6,581,270
	E-COMMERCE DISCRETIONARY - 3.5%
128,000	1-800-Flowers.com, Inc., Class A(a)	1,027,840
614,000	CarParts.com, Inc.(a)	493,472

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	E-COMMERCE DISCRETIONARY - 3.5% (Continued)
126,000	Liquidity Services, Inc.(a)	$2,743,020
		4,264,332
	ELECTRICAL EQUIPMENT - 0.8%
43,000	Allient, Inc.	913,320

	FOOD - 1.9%
16,000	Nathan's Famous, Inc.	1,245,280
72,000	Nature's Sunshine Products, Inc.(a)	993,600
		2,238,880
	HOME & OFFICE PRODUCTS - 3.4%
70,000	ACCO Brands Corporation	383,600
88,051	Hamilton Beach Brands Holding Company, Class A	2,579,014
70,000	Virco Mfg. Corporation	1,087,100
		4,049,714
	HOME CONSTRUCTION - 7.2%
76,000	Green Brick Partners, Inc.(a)	5,987,280
143,000	Interface, Inc.	2,699,840
		8,687,120
	HOUSEHOLD PRODUCTS - 1.4%
19,800	Central Garden & Pet Company(a)	781,506
4,950	Central Garden & Pet Company, Class A(a)	169,290
157,000	Crown Crafts, Inc.(c)	748,890
		1,699,686
	INDUSTRIAL INTERMEDIATE PROD - 3.0%
120,000	Eastern Company (The)	3,613,200

	INSURANCE - 1.1%
65,000	Tiptree, Inc.	1,288,950

	LEISURE FACILITIES & SERVICES - 2.4%
442,000	Denny's Corporation(a)	2,890,680

	LEISURE PRODUCTS - 4.4%
238,000	Escalade, Inc.	3,327,240

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	LEISURE PRODUCTS - 4.4% (Continued)
54,500	Johnson Outdoors, Inc., Class A	$1,959,275
		5,286,515
	MACHINERY - 6.9%
16,100	Alamo Group, Inc.	2,984,940
116,499	QEP Company, Inc.	4,333,763
10,500	Tennant Company	1,025,535
		8,344,238
	MEDICAL EQUIPMENT & DEVICES - 1.2%
673,000	Accuray, Inc.(a)	1,467,140

	OIL & GAS PRODUCERS - 3.0%
425,000	Evolution Petroleum Corporation	2,188,750
50,000	World Kinect Corporation	1,439,500
		3,628,250
	OIL & GAS SERVICES & EQUIPMENT - 1.0%
146,000	ProPetro Holding Corporation(a)	1,159,240

	RETAIL - DISCRETIONARY - 8.9%
21,000	Boot Barn Holdings, Inc.(a)	2,817,570
162,000	Build-A-Bear Workshop, Inc.	5,407,559
79,000	Ethan Allen Interiors, Inc.	2,486,920
		10,712,049
	SOFTWARE - 1.0%
170,000	Cantaloupe, Inc.(a)	1,176,400

	SPECIALTY REIT - 2.0%
163,000	Postal Realty Trust, Inc.	2,361,870

	TECHNOLOGY HARDWARE - 2.5%
83,000	AstroNova, Inc.(a)	1,235,870
67,000	Vishay Precision Group, Inc.(a)	1,849,870
		3,085,740

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	TRANSPORTATION EQUIPMENT - 4.3%
102,000	Blue Bird Corporation(a)	$5,220,360

	WHOLESALE - DISCRETIONARY - 4.2%
91,000	Acme United Corporation	4,012,190
130,000	Hudson Technologies, Inc.(a)	1,068,600
		5,080,790

	TOTAL COMMON STOCKS (Cost $68,859,220)	113,598,063

	SHORT-TERM INVESTMENT — 5.5%
	MONEY MARKET FUND - 5.5%
6,632,003	First American Treasury Obligations Fund, Class X, 5.18% (Cost $6,632,003)(e)	6,632,003

	TOTAL INVESTMENTS - 100.0% (Cost $75,491,223)	$120,230,066
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%	(35,284)
	NET ASSETS - 100.0%	$120,194,782

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Affiliated Company – North Star Micro Cap Fund holds in excess of 5% of outstanding voting securities of this security.
(d)	Illiquid security. The total fair value of the security as of august 31, 2024 was zero.
(e)	Rate disclosed is the seven day effective yield as of August 31, 2024.